Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Significant Accounting Policies:

2.Significant Accounting policies:

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2017, filed with the SEC on April 4, 2018. There have been no material changes to these policies in the six-month period ended June 30, 2018 other than that the Company (a) elected to account of the repurchase of its common shares held as treasury stock with the cost method and (b) adopted the accounting standard updates discussed below.

Statement of Cash Flows: In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash, which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash and cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company adopted the aforementioned ASU in the fiscal year beginning January 1, 2018. The only effect the adoption of ASU No. 2016-18 had on prior-period information is the presentation of restricted cash on the statement of cash flows. More precisely, the line item “Decrease/(Increase)” in restricted cash was removed from the investing activities section of the statement of cash flows and the beginning period and ending period cash balances now include restricted cash. Comparative period of the statement of cash flow has been retrospectively adjusted to reflect the adoption of ASU No. 2016-18. In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments, which addresses certain cash flow issues with the objective of reducing the existing diversity in practice: ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The Company adopted the aforementioned ASU in the fiscal year beginning January 1, 2018 with no impact on its condensed consolidated financial statements and notes disclosures.

Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the amount of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury shares. Treasury shares are essentially the same as unissued capital and reduce ordinary share capital. The cost of the acquired shares should generally be shown as a deduction from stockholders’ equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Gains and losses on sales of treasury stock should be accounted for as adjustments to stockholders’ equity and not as part of income. Depending on whether the shares are acquired for reissuance or retirement, treasury shares are accounted for under the cost method or the constructive retirement method. The cost method is also used when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Revenue from Contracts with Customers: In May 2016, the FASB issued their final standard on revenue from contracts with customers. The standard, which was issued as ASU 2014-09 (Topic 606) by the FASB, and as amended, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most legacy revenue recognition guidance. The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The standard is effective for public business entities from annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures).

Regarding the incremental costs of obtaining a contract with a customer and contract’s fulfilling costs, they should be capitalized and amortized over the voyage duration, if certain criteria are met for incremental costs if only they are chargeable to the customer and for contract’s fulfilling costs if each of the following requirements is met: (i) they relate directly to the contract, (ii) they generate or enhance entity’s resources that shall be used in performance obligation satisfaction and (iii) are expected to be recovered. Further, in case of incremental costs, entities may elect, in accordance with the practical expedient of ASC 340 “Other assets and deferred costs”, not to capitalize them in cases of amortization period (voyage period) is less than one year.

On January 1, 2018, the Company adopted the aforementioned ASU using the modified retrospective method. Its adoption mainly changed the method of recognizing revenue for voyage charters from the discharge-to-discharge method to the loading-to-discharge method. Under the loading-to-discharge method the commencement date of each voyage charter shall be deemed to be upon the loading of the current cargo, decreasing the duration of the voyages.

With respect to the recognition of voyage charters related costs, taking into consideration the aforementioned practical expedient, the related incremental costs (i.e., commissions) continue to be expensed as incurred but over the new duration of each voyage, on the basis that the Company’s voyage charters do not exceed one year. In addition, other voyage expenses (contract’s fulfilling costs) incurred either during the voyage or the ballast period, do not qualify for capitalization because the three requirements are not collectively met. In this respect, no change in the Company’s accounting policy is considered necessary. Regarding time charter and profit sharing contracts, no material changes related to Company’s accounting policies were identified. The Company applied the standard only to contracts that were not completed at the date of initial application. As of December 31, 2017, four of the Company’s vessels operated under voyage charter. The effect of the change in the voyage period due to the adoption of the new accounting standard resulted to a cumulative adjustment of $1,262 in the opening balance of Company’s accumulated deficit for the fiscal year 2018. Without applying ASC 606, the Company’s: (i) voyage revenues would have been $86,242 for the six-month period ended June 30, 2018, (ii) voyage expenses would have been $12,183 for the six-month period ended June 30, 2018, (iii) trade accounts receivables would have been $16,221 as of June 30, 2018 and (iv) accrued liabilities would have been $4,476 as of June 30, 2018.

Business combinations – Definition of a business: In January 2017, the FASB issued ASU No. 2017-01 – Business Combinations (Topic 805) – Clarifying the Definition of a Business, which addresses business combination issues with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company adopted the aforementioned ASU in the fiscal year beginning January 1, 2018 with no impact on its condensed consolidated financial statements and notes disclosures.

Long-lived assets - Sale-leaseback transactions: The Company in order to determine the accounting for sale and lease back transactions it has entered as a lessee assesses whether the transfer of the asset meets the criteria of a sale according to ASC 606. If the transfer meets the criteria of sale the Company i) recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, ii) derecognizes the carrying amount of the underlying asset and iii) accounts for the lease in accordance with ASC 840 “Leases”. If the transfer does not meet the criteria of sale the Company does not derecognize the transferred asset and accounts for any amounts received as a financing arrangement and recognize the difference between the amount of consideration received and the amount of consideration to be paid as interest.

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), and as amended, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842) – Targeted Improvements. The amendments in this Update: (i) provide entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests and (ii) provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: (a) The timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) The lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606.